INTANGIBLE ASSETS	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 3 – INTANGIBLE ASSETS

Definite-Lived Intangible Asset

The definite-lived intangible asset is a customer relationship asset also acquired through the Advangelists, LLC acquisition. The customer relationship intangible asset is being amortized over its estimated useful life of five years. The Company periodically evaluates the reasonableness of the useful lives of these assets. These assets are also reviewed for impairment or obsolescence when events or circumstances indicate that the carrying amount may not be recoverable. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset.

	Useful Lives	March 31, 2023	December 31, 2022

Customer relationship	5 years	$3,003,676	$3,003,676
Less accumulated amortization		(2,507,576)	(2,357,392)
Net carrying value		$496,100	$646,284

During each of the three months ended March 31, 2023 and 2022, the Company recognized $150,184 in amortization expense related to the customer relationship intangible asset, which is included in general and administrative expenses on the accompanying condensed consolidated statements of operations.

Future amortization of the customer relationship asset, for years ending December 31, is as follows:

2023	$450,552
2024	45,548
Total	$496,100